Financial Instruments - Schedule of Debentures and Promissory Notes (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Debentures and Promissory Notes [Line Items]
Total		R$ 14,799	R$ 13,193
First Issue of Promissory Notes – 5th series [Member]
Schedule of Debentures and Promissory Notes [Line Items]
Type		non-preemptive right
Issue amount		R$ 200
Outstanding debentures (in Shares)		4
Date issuance		Jul. 04, 2019
Date maturity		Jul. 04, 2024
Annual financial charges		CDI + 0.72% per year
Unit price
Total			289
First Issue of Promissory Notes – 6th series [Member]
Schedule of Debentures and Promissory Notes [Line Items]
Type		non-preemptive right
Issue amount		R$ 200
Outstanding debentures (in Shares)		4
Date issuance		Jul. 04, 2019
Date maturity		Jul. 04, 2025
Annual financial charges		CDI + 0.72% per year
Unit price		R$ 80,710,560
Total		R$ 322	289
Second Issue of Debentures – 1st series [Member]
Schedule of Debentures and Promissory Notes [Line Items]
Type	[1]	non-preemptive right
Issue amount	[1]	R$ 940,000
Outstanding debentures (in Shares)	[1]	940,000
Date issuance	[1]	Jun. 01, 2021
Date maturity	[1]	May 20, 2026
Annual financial charges	[1]	CDI + 1.70% per year
Unit price	[1]
Total	[1]		954
Second Issue of Debentures – 2nd series [Member]
Schedule of Debentures and Promissory Notes [Line Items]
Type		non-preemptive right
Issue amount		R$ 660,000
Outstanding debentures (in Shares)		660,000
Date issuance		Jun. 01, 2021
Date maturity		May 22, 2028
Annual financial charges		CDI + 1.95% per year
Unit price		R$ 1,014
Total		R$ 669	670
Second Issue of Promissory Notes – 1st series [Member]
Schedule of Debentures and Promissory Notes [Line Items]
Type		non-preemptive right
Issue amount		R$ 1,250,000
Outstanding debentures (in Shares)		1,250,000
Date issuance		Aug. 27, 2021
Date maturity		Aug. 27, 2024
Annual financial charges		CDI + 1.47% per year
Unit price
Total			1,681
Second Issue of Promissory Notes – 2nd series [Member]
Schedule of Debentures and Promissory Notes [Line Items]
Type	[1]	non-preemptive right
Issue amount	[1]	R$ 1,250,000
Outstanding debentures (in Shares)	[1]	1,250,000
Date issuance	[1]	Aug. 27, 2021
Date maturity	[1]	Feb. 27, 2025
Annual financial charges	[1]	CDI + 1.53% per year
Unit price	[1]
Total	[1]		1,683
Third Issue of Debentures – 1st series – CRI [Member]
Schedule of Debentures and Promissory Notes [Line Items]
Type		non-preemptive right
Issue amount		R$ 982,526
Outstanding debentures (in Shares)		982,526
Date issuance		Oct. 15, 2021
Date maturity		Oct. 16, 2028
Annual financial charges		IPCA + 5.15% per year
Unit price		R$ 1,199
Total		R$ 1,178	1,122
Third Issue of Debentures – 2nd series – CRI [Member]
Schedule of Debentures and Promissory Notes [Line Items]
Type		non-preemptive right
Issue amount		R$ 517,474
Outstanding debentures (in Shares)		517,474
Date issuance		Oct. 15, 2021
Date maturity		Oct. 15, 2031
Annual financial charges		IPCA + 5.27% per year
Unit price		R$ 1,199
Total		R$ 620	591
Fourth Issue of Debentures - single series [Member]
Schedule of Debentures and Promissory Notes [Line Items]
Type		non-preemptive right
Issue amount		R$ 2,000,000
Outstanding debentures (in Shares)		2,000,000
Date issuance		Jan. 07, 2022
Date maturity		Nov. 26, 2027
Annual financial charges		CDI + 1.75% per year
Unit price		R$ 1,012
Total		R$ 2,024	2,024
First Issue of Commercial Paper Notes - single series [Member]
Schedule of Debentures and Promissory Notes [Line Items]
Type		non-preemptive right
Issue amount		R$ 750,000
Outstanding debentures (in Shares)		750,000
Date issuance		Feb. 10, 2022
Date maturity		Feb. 09, 2025
Annual financial charges		CDI + 1.70% per year
Unit price		R$ 1,048
Total		R$ 786	790
Fifth Issue of Debentures - single series - CRI [Member]
Schedule of Debentures and Promissory Notes [Line Items]
Type		non-preemptive right
Issue amount		R$ 250,000
Outstanding debentures (in Shares)		250,000
Date issuance		Apr. 05, 2022
Date maturity		Mar. 28, 2025
Annual financial charges		CDI + 0.75% per year
Unit price		R$ 1,028
Total		R$ 258	258
Sixth Issue of Debentures - 1st series - CRI [Member]
Schedule of Debentures and Promissory Notes [Line Items]
Type		non-preemptive right
Issue amount		R$ 72,962
Outstanding debentures (in Shares)		72,962
Date issuance		Sep. 28, 2022
Date maturity		Sep. 11, 2026
Annual financial charges		CDI + 0.60% per year
Unit price		R$ 1,032
Total		R$ 75	76
Sixth Issue of Debentures - 2nd series - CRI [Member]
Schedule of Debentures and Promissory Notes [Line Items]
Type		non-preemptive right
Issue amount		R$ 55,245
Outstanding debentures (in Shares)		55,245
Date issuance		Sep. 28, 2022
Date maturity		Sep. 13, 2027
Annual financial charges		CDI + 0.70% per year
Unit price		R$ 1,033
Total		R$ 58	58
Sixth Issue of Debentures - 3rd series – CRI [Member]
Schedule of Debentures and Promissory Notes [Line Items]
Type		non-preemptive right
Issue amount		R$ 471,793
Outstanding debentures (in Shares)		471,793
Date issuance		Sep. 28, 2022
Date maturity		Sep. 13, 2029
Annual financial charges		IPCA + 6.70% per year
Unit price		R$ 1,131
Total		R$ 534	508
Second Issue of Commercial Paper Notes - single series [Member]
Schedule of Debentures and Promissory Notes [Line Items]
Type		non-preemptive right
Issue amount		R$ 400,000
Outstanding debentures (in Shares)		400,000
Date issuance		Dec. 26, 2022
Date maturity		Dec. 26, 2025
Annual financial charges		CDI + 0.93% per year
Unit price		R$ 1,280
Total		R$ 513	458
Seventh Issue of Debentures - 1st series – CRI [Member]
Schedule of Debentures and Promissory Notes [Line Items]
Type		non-preemptive right
Issue amount		R$ 145,721
Outstanding debentures (in Shares)		145,721
Date issuance		Jul. 25, 2023
Date maturity		Jul. 15, 2026
Annual financial charges		CDI + 1.00% per year
Unit price		R$ 1,054
Total		R$ 154	154
Seventh Issue of Debentures - 2nd series – CRI [Member]
Schedule of Debentures and Promissory Notes [Line Items]
Type		non-preemptive right
Issue amount		R$ 878,503
Outstanding debentures (in Shares)		878,503
Date issuance		Jul. 25, 2023
Date maturity		Jul. 15, 2027
Annual financial charges		Pre 11.75% per year
Unit price		R$ 1,053
Total		R$ 925	921
Seventh Issue of Debentures - 3rd series – CRI [Member]
Schedule of Debentures and Promissory Notes [Line Items]
Type		non-preemptive right
Issue amount		R$ 46,622
Outstanding debentures (in Shares)		46,622
Date issuance		Jul. 25, 2023
Date maturity		Jul. 17, 2028
Annual financial charges		CDI + 1.15% per year
Unit price		R$ 1,055
Total		R$ 50	50
Eighth Issue of Debentures - 1st series – CRI [Member]
Schedule of Debentures and Promissory Notes [Line Items]
Type		non-preemptive right
Issue amount		R$ 400,000
Outstanding debentures (in Shares)		400,000
Date issuance		Dec. 22, 2023
Date maturity		Dec. 22, 2027
Annual financial charges		CDI + 1.85% per year
Unit price		R$ 1,003
Total		R$ 401	401
Eighth Issue of Debentures - 2nd series – CRI [Member]
Schedule of Debentures and Promissory Notes [Line Items]
Type		non-preemptive right
Issue amount		R$ 400,000
Outstanding debentures (in Shares)		400,000
Date issuance		Dec. 22, 2023
Date maturity		Dec. 22, 2028
Annual financial charges		CDI + 1.95% per year
Unit price		R$ 1,003
Total		R$ 401	401
Ninth Issue of Debentures – single series [Member]
Schedule of Debentures and Promissory Notes [Line Items]
Type		non-preemptive right
Issue amount		R$ 500,000
Outstanding debentures (in Shares)		500,000
Date issuance		Mar. 28, 2024
Date maturity		Mar. 26, 2029
Annual financial charges		CDI + 1.25% per year
Unit price		R$ 1,031
Total		R$ 516
Tenth Issue of Debentures – single series [Member]
Schedule of Debentures and Promissory Notes [Line Items]
Type		non-preemptive right
Issue amount		R$ 1,800,000
Outstanding debentures (in Shares)		1,800,000
Date issuance		Jun. 25, 2024
Date maturity		Jun. 20, 2029
Annual financial charges		CDI + 1.25% per year
Unit price		R$ 1,003
Total		R$ 1,805
Eleventh Issue of Debentures – single series [Member]
Schedule of Debentures and Promissory Notes [Line Items]
Type		non-preemptive right
Issue amount		R$ 2,800,000
Outstanding debentures (in Shares)		2,800,000
Date issuance		Oct. 01, 2024
Date maturity		Sep. 25, 2029
Annual financial charges		CDI + 1.25% per year
Unit price		R$ 1,029
Total		R$ 2,882
Twelfth Issue of Debentures – Single Series [Member]
Schedule of Debentures and Promissory Notes [Line Items]
Type		non-preemptive right
Issue amount		R$ 800,000
Outstanding debentures (in Shares)		800,000
Date issuance		Dec. 13, 2024
Date maturity		Dec. 10, 2029
Annual financial charges		CDI + 1.25% per year
Unit price		R$ 1,006
Total		804
Borrowing Cost [Member]
Schedule of Debentures and Promissory Notes [Line Items]
Total		R$ (176)	R$ (185)

[1]	On October 2, 2024, the Company raised R$2,800 through its 11th issue of simple debentures, which were exclusively allocated for liability management purposes, including the prepayment of the entire 2nd series of promissory notes from the Company’s 2nd issue, as well as the entire 1st series of the Company’s 2nd issue of debentures, which were paid on October 10 and October 11, 2024, respectively, in the total amount of R$2,843.